Notes to the consolidated statements of income (Tables)	3 Months Ended
Mar. 31, 2021
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	For the three months ended
	March 31,
	2021			2020
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	3,233,136	92,323	3,325,459	3,515,572	79,091	3,594,663

Health care products	849,620	35,046	884,666	870,362	22,771	893,133

Total	4,082,756	127,369	4,210,125	4,385,934	101,862	4,487,796

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended
	March 31,
	2021	2020
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	248,946	282,719

Denominators:
Weighted average number of shares outstanding	292,878,085	297,842,343
Potentially dilutive shares	131,477	219,801
Basic earnings per share	0.85	0.95
Diluted earnings per share	0.85	0.95